STATEMENTS OF CASH FLOWS - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (7,067)	$ (14,946)	$ (2,962,089)	$ (2,995,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of ordinary shares	6,827	6,827
Operating costs paid by Sponsor promissory note	240	8,119
Change in fair value of over-allotment units				(44,550)
Interest earned on marketable securities held in Trust Account			(160,252)	(673,042)
Changes in current assets and liabilities:
Prepaid assets			(310,024)	(238,002)
Due to related party			85,000	115,000
Accrued offering costs and expenses				1,723,271
Net cash used in operating activities			(1,773,161)	(2,113,042)
Cash Flows from Investing Activities:
Principal deposited in Trust Account				(116,150,000)
Net cash used in investing activities			(116,150,000)	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs			112,655,450	112,700,000
Proceeds from private placement			5,000,000	5,000,000
Proceeds from issuance of related party loan			1,014,945	1,264,945
Payment of promissory note to related party				(182,127)
Payment Of Deferred Offering Costs			336,757	336,757
Net cash provided by financing activities			118,151,511	118,446,061
Net Change in Cash			228,350	183,019
Cash - Beginning
Cash - Ending			228,350	183,019
Non-cash investing and financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares	18,173	18,173
Deferred underwriting commissions payable charged to additional paid in capital			4,025,000	4,025,000
Deferred offering costs paid by Sponsor promissory note	105,020	167,708	6,300	6,300
Deferred offering costs included in accrued offering costs and expenses		22,318
Incentives to anchor investors and forward purchasers			$ 4,073,565	4,073,565
Issuance of representative shares	$ 20	20
Re-measurement of Class A ordinary share subject to possible redemption				$ 673,042